AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 94.9%
Common Stocks — 90.2%
Agricultural & Farm Machinery — 1.9%
AGCO Corp.	18,814	$888,961
Deere & Co.	9,317	1,287,237
Toro Co. (The)(a)	22,462	1,462,052
		3,638,250
Aluminum — 0.2%
Alumina Ltd. (Australia)	501,622	445,415
Commodity Chemicals — 0.7%
Westlake Chemical Corp.	35,971	1,373,013
Construction & Engineering — 1.4%
Jacobs Engineering Group, Inc.	23,495	1,862,449
Valmont Industries, Inc.	6,983	740,058
		2,602,507
Construction Machinery & Heavy Trucks — 2.4%
Bucher Industries AG (Switzerland)	4,040	1,073,011
Caterpillar, Inc.(a)	17,994	2,088,024
Epiroc AB (Sweden), (Class B Stock)	147,168	1,450,444
		4,611,479
Copper — 2.6%
Antofagasta PLC (Chile)	98,924	941,202
ERO Copper Corp. (Canada)*(a)	125,506	942,655
Lundin Mining Corp. (Chile)	266,962	1,003,503
OZ Minerals Ltd. (Australia)	135,640	607,060
Southern Copper Corp. (Peru)	54,458	1,533,537
		5,027,957
Diversified Chemicals — 0.5%
Huntsman Corp.	65,656	947,416
Diversified Metals & Mining — 5.4%
BHP Group Ltd. (Australia)	174,321	3,090,776
Boliden AB (Sweden)	167,462	3,033,709
IGO Ltd. (Australia)	428,325	1,109,496
Rio Tinto PLC (Australia)	31,187	1,427,080
South32 Ltd. (Australia)	709,015	757,296
Sumitomo Metal Mining Co. Ltd. (Japan)	41,100	838,880
		10,257,237
Electric Utilities — 3.9%
American Electric Power Co., Inc.	14,283	1,142,354
Entergy Corp.	18,532	1,741,452
NextEra Energy, Inc.(a)	12,941	3,113,864
Xcel Energy, Inc.	23,573	1,421,452
		7,419,122
Electrical Components & Equipment — 0.6%
Schneider Electric SE (France)	13,766	1,171,982
Fertilizers & Agricultural Chemicals — 1.8%
CF Industries Holdings, Inc.	77,746	2,114,691
Yara International ASA (Norway)	38,088	1,199,903
		3,314,594
	Shares	Value
Common Stocks (continued)
Forest Products — 1.0%
Svenska Cellulosa AB SCA (Sweden), (Class B Stock)	81,459	$814,568
West Fraser Timber Co. Ltd. (Canada)	57,972	1,105,641
		1,920,209
Gas Utilities — 0.9%
Atmos Energy Corp.	7,698	763,873
National Fuel Gas Co.(a)	24,105	898,875
		1,662,748
Gold — 2.5%
Franco-Nevada Corp. (Canada)	8,269	826,195
Kirkland Lake Gold Ltd. (Canada)	54,938	1,618,120
Northern Star Resources Ltd. (Australia)	323,446	2,086,369
Perseus Mining Ltd. (Australia)*	533,986	303,794
		4,834,478
Industrial Gases — 6.6%
Air Products & Chemicals, Inc.	30,580	6,104,074
Linde PLC (United Kingdom)	37,474	6,483,002
		12,587,076
Industrial Machinery — 2.8%
Metso OYJ (Finland)	21,210	505,913
Rotork PLC (United Kingdom)	221,970	586,938
Sandvik AB (Sweden)	108,172	1,521,488
Timken Co. (The)	8,400	271,656
Valmet OYJ (Finland)	51,393	1,009,520
Wartsila OYJ Abp (Finland)	103,015	757,764
Weir Group PLC (The) (United Kingdom)	83,659	743,559
		5,396,838
Integrated Oil & Gas — 13.3%
Chevron Corp.	42,751	3,097,737
Eni SpA (Italy)	135,435	1,370,188
Equinor ASA (Norway)	300,167	3,714,270
Exxon Mobil Corp.	21,659	822,392
Galp Energia SGPS SA (Portugal)	286,630	3,262,821
Suncor Energy, Inc. (Canada)(a)	112,186	1,772,539
TOTAL SA (France)	297,547	11,388,279
		25,428,226
Metal & Glass Containers — 2.9%
Ball Corp.(a)	52,124	3,370,338
Silgan Holdings, Inc.(a)	35,500	1,030,210
Verallia SASU (France), 144A*	42,696	1,059,910
		5,460,458
Multi-Utilities — 1.1%
Ameren Corp.(a)	15,166	1,104,540
Sempra Energy	9,178	1,037,022
		2,141,562
Oil & Gas Equipment & Services — 3.7%
Apergy Corp.*(a)	111,900	643,425
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AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil & Gas Equipment & Services (cont’d.)
Cactus, Inc. (Class A Stock)	29,641	$343,836
Enerflex Ltd. (Canada)	99,652	412,827
Halliburton Co.(a)	158,722	1,087,246
Liberty Oilfield Services, Inc. (Class A Stock)(a)	129,931	349,514
Schlumberger Ltd.	146,137	1,971,388
TechnipFMC PLC (United Kingdom)	76,700	516,958
Tenaris SA (Luxembourg)	199,270	1,214,802
TGS NOPEC Geophysical Co. ASA (Norway)	44,472	490,111
		7,030,107
Oil & Gas Exploration & Production — 11.1%
Aker BP ASA (Norway)	66,205	846,015
Concho Resources, Inc.(a)	86,250	3,695,813
ConocoPhillips	121,731	3,749,315
Contango Oil & Gas Co.*	348,301	522,452
Continental Resources, Inc.(a)	104,149	795,698
Devon Energy Corp.	94,029	649,740
Diamondback Energy, Inc.	46,481	1,217,802
EOG Resources, Inc.	97,454	3,500,548
Kelt Exploration Ltd. (Canada)*	235,453	184,039
Kosmos Energy Ltd. (Ghana)	279,559	250,373
Lundin Petroleum AB (Sweden)	97,717	1,869,131
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	156,082	624,328
Parsley Energy, Inc. (Class A Stock)(a)	52,251	299,398
Pioneer Natural Resources Co.	36,985	2,594,498
WPX Energy, Inc.*	135,379	412,906
		21,212,056
Oil & Gas Refining & Marketing — 1.0%
Marathon Petroleum Corp.	36,158	854,052
Phillips 66	19,414	1,041,561
		1,895,613
Oil & Gas Storage & Transportation — 2.9%
Enbridge, Inc. (Canada)(a)	42,540	1,237,488
Plains GP Holdings LP (Class A Stock)*	15,700	88,077
TC Energy Corp. (Canada)	92,359	4,091,504
		5,417,069
Packaged Foods & Meats — 0.9%
Sanderson Farms, Inc.	14,489	1,786,783
Paper Packaging — 4.5%
Avery Dennison Corp.	14,854	1,513,177
Graphic Packaging Holding Co.	48,228	588,381
International Paper Co.	70,913	2,207,522
Packaging Corp. of America	36,468	3,166,516
Westrock Co.	39,541	1,117,429
		8,593,025
Paper Products — 2.0%
Domtar Corp.	41,330	894,381
Mondi PLC (United Kingdom)	106,944	1,805,574
	Shares	Value
Common Stocks (continued)
Paper Products (cont’d.)
UPM-Kymmene OYJ (Finland)(a)	37,178	$1,018,976
		3,718,931
Railroads — 0.4%
Union Pacific Corp.	5,739	809,429
Semiconductor Equipment — 0.6%
Entegris, Inc.(a)	24,353	1,090,284
Specialty Chemicals — 10.6%
Akzo Nobel NV (Netherlands)	21,494	1,403,178
Celanese Corp.	8,204	602,092
Croda International PLC (United Kingdom)	23,633	1,244,566
Koninklijke DSM NV (Netherlands)	24,769	2,809,173
PPG Industries, Inc.	32,272	2,697,939
Quaker Chemical Corp.(a)	13,602	1,717,661
RPM International, Inc.	54,052	3,216,094
Sherwin-Williams Co. (The)	7,083	3,254,780
Shin-Etsu Chemical Co. Ltd. (Japan)	9,500	939,804
Symrise AG (Germany)	14,344	1,337,022
Victrex PLC (United Kingdom)	41,902	1,024,178
		20,246,487

Total Common Stocks (cost $220,570,829)		172,040,351
Preferred Stocks — 4.6%
Electric Utilities — 3.3%
American Electric Power Co., Inc., CVT, 6.125%(a)	33,293	1,606,387
NextEra Energy, Inc., CVT, 5.279%*	67,502	2,976,163
Southern Co. (The), CVT, 6.750%	37,437	1,662,203
		6,244,753
Multi-Utilities — 1.3%
Dominion Energy, Inc., Series A, CVT, 7.250%	10,300	947,703
Sempra Energy, Series A, CVT, 6.000%	1,720	159,135
Sempra Energy, Series B, CVT, 6.750%	14,097	1,324,131
		2,430,969

Total Preferred Stocks (cost $8,667,583)		8,675,722

Interest Rate	Maturity Date	Principal Amount (000)#
Corporate Bonds — 0.1%
Oil & Gas
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22	315	196,279

A2

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Oil & Gas (cont’d.)
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	109	$80,601

Total Corporate Bonds (cost $303,555)			276,880

Total Long-Term Investments (cost $229,541,967)			180,992,953

	Shares
Short-Term Investments — 13.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	9,300,378	9,300,378
PGIM Institutional Money Market Fund (cost $16,573,474; includes $16,560,464 of cash collateral for securities on loan)(b)(w)	16,614,653	16,588,070

Total Short-Term Investments (cost $25,873,852)		25,888,448

TOTAL INVESTMENTS—108.5% (cost $255,415,819)		206,881,401

Liabilities in excess of other assets — (8.5)%		(16,145,079)

Net Assets — 100.0%		$190,736,322

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CVT	Convertible Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,425,181; cash collateral of $16,560,464 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3